Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Schedule of disaggregation of revenue

	Year Ended December 31,
	2017 (as adjusted)	2016 (as adjusted)	2015
	(in thousands)
Adzenys XR-ODT	$20,377	$3,803	$—
Cotempla XR-ODT	1,590	—	—
Generic Tussionex	5,165	6,230	3,792

	$27,132	$10,033	$3,792

Schedule of impacts to reported results due to new revenue standard

	Year Ended December, 31
	2017			2016
Condensed consolidated statements of operations:	As Reported	New Revenue Standard Adjustment	As Adjusted	As Reported	New Revenue Standard Adjustment	As Adjusted
	(In thousands, except per share data)
Revenue: net product sales	$25,018	$2,114	$27,132	$9,154	$879	$10,033
Cost of goods sold	12,391	1,639	14,030	11,437	297	11,734
Gross profit (loss)	12,627	475	13,102	(2,283)	582	(1,701)
Net loss attributable to common stock	(66,247)	475	(65,772)	(83,333)	582	(82,751)
Net loss per share of common stock, basic and diluted	(2.68)	0.02	(2.66)	(5.19)	0.03	(5.16)

	December 31,
	2017			2016
Condensed consolidated statements of balance sheet:	As Reported	New Revenue Standard Adjustment	As Adjusted	As Reported	New Revenue Standard Adjustment	As Adjusted
	(In thousands)
Inventories	$13,459	$(1,727)	$11,732	$5,767	$(225)	$5,542
Other current assets	5,093	(1,518)	3,575	2,865	(346)	2,519
Total current assets	82,640	(3,245)	79,395	55,269	(571)	54,698
Accrued expenses	10,570	10,374	20,944	5,264	2,509	7,773
Deferred revenue	14,676	(14,676)	—	3,662	(3,662)	—
Total current liabilities	37,602	(4,302)	33,300	21,645	(1,153)	20,492
Accumulated deficit	(266,365)	1,057	(265,308)	(200,118)	582	(199,536)
Total liabilities and stockholder’s equity	107,353	(3,245)	104,108	80,142	(571)	79,571